Segment Information - Summary of Information on Result of Main Services and Products and Noncurrent Assets by Geographic Area (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Income related to financial operations	R$ 147,916	R$ 174,607	R$ 129,672
Income related to insurance, private pension and capitalization operations before claim and selling expenses	5,252	5,880	6,672
Banking service fees	34,448	31,918	29,452
Non-current assets	16,026	15,423	14,836
Brazil [Member]
Disclosure of geographical areas [line items]
Income related to financial operations	129,815	154,653	117,140
Income related to insurance, private pension and capitalization operations before claim and selling expenses	5,105	5,748	6,570
Banking service fees	31,296	29,061	27,072
Non-current assets	12,695	13,299	13,841
Abroad [Member]
Disclosure of geographical areas [line items]
Income related to financial operations	18,101	19,954	12,532
Income related to insurance, private pension and capitalization operations before claim and selling expenses	147	132	102
Banking service fees	3,152	2,857	2,380
Non-current assets	R$ 3,331	R$ 2,124	R$ 995